10 Investment in associate (Details) - BRL (R$) R$ in Thousands	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 18, 2019	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of associates [line items]
Current assets		R$ 1,111,765	R$ 1,111,765	R$ 1,111,765	R$ 133,500
Non-current assets		1,800,688	1,800,688	1,800,688	784,918
Current liabilities		(333,229)	(333,229)	(333,229)	(182,332)
Non-current liabilities		(465,498)	(465,498)	(465,498)	(145,732)
Equity		2,113,726	2,113,726	2,113,726	590,354	R$ 46,762	R$ 11,570
Net revenue				750,630	333,935	216,008
Cost of services				(308,853)	(168,052)	(124,065)
General and administrative expenses				239,120	70,034	45,355
Finance result				(51,689)	(10,428)	(5,222)
Income before income taxes				186,937	98,722	50,979
Income taxes expenses				14,175	3,988	2,500
Net income for the period (March 29 to December 31, 2019)				172,762	94,734	R$ 48,479
Closing balance		45,634	45,634	45,634
Associates [Member]
Disclosure of associates [line items]
Current assets		26,762	26,762	26,762
Non-current assets		77,031	77,031	77,031
Current liabilities		(29,328)	(29,328)	(29,328)
Non-current liabilities		(66,294)	(66,294)	(66,294)
Equity		8,171	8,171	8,171
Company's share in equity - 30%		2,451	2,451	2,451
Goodwill		43,183	43,183	43,183
Carrying amount of the investment		45,634	45,634	45,634
Net revenue				85,816
Cost of services				(39,459)
General and administrative expenses				(29,476)
Finance result				(4,121)
Income before income taxes				12,760
Income taxes expenses				(2,275)
Net income for the period (March 29 to December 31, 2019)				10,485
Company share of profit	R$ 780	1,582	2,362
Opening balance
Acquisition of minority interest (15%) in March 2019				24,458
Acquisition of additional minority interest (15%) in June 2019				24,457
Dividends receivable (included in Other assets)				(5,643)
Share of profit from March 29 to December 31, 2019				2,362
Closing balance		R$ 45,634	R$ 45,634	R$ 45,634